Aurora Horizons Fund
Aurora Horizons Fund
Investment Objective
The Aurora Horizons Fund (the “Fund”) seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 36 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 60 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aurora Horizons Fund	Aurora Horizons Fund - Class A	Aurora Horizons Fund - Class C	Aurora Horizons Fund - Class Y
Redemption Fee	none	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	none	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aurora Horizons Fund		Aurora Horizons Fund - Class A	Aurora Horizons Fund - Class C	Aurora Horizons Fund - Class Y
Advisory Fees		2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.44%	0.46%	0.46%
Dividends and Interest Expense		0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[2]	3.05%	3.82%	2.82%
Less Fee Waiver and/or Expense Reimbursement		(0.11%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	2.94%	3.69%	2.69%
[1]	The expenses of the Fund's wholly-owned Subsidiary (defined below) are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement (the "Expense Agreement") between the Fund's investment adviser, Aurora Investment Management, L.L.C. (the "Adviser"), and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 2.58%, 3.33% and 2.33% of the Fund's average net assets for Class A shares, Class C shares and Class Y shares, respectively, at least through June 28, 2016. The Expense Agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the expense cap in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2016.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:
Expense Example - Aurora Horizons Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Aurora Horizons Fund - Class A	855	1,453	2,075	3,739
Aurora Horizons Fund - Class C	470	1,155	1,956	4,045
Aurora Horizons Fund - Class Y	272	862	1,477	3,138

If shares are not redeemed:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Aurora Horizons Fund | Aurora Horizons Fund - Class C | USD ($)	371	1,155	1,956	4,045

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, will affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 218.65% of the average value of its portfolio.

Principal Investment Strategies
The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) who implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.  The identity and number of Sub-Advisers and the Adviser’s allocation of Fund assets among them will change over time.

Management by the Adviser

The Adviser may directly manage a portion of the Fund’s assets, including by allocating the Fund’s assets to affiliated or unaffiliated publicly or privately offered U.S. or non-U.S. investment funds, including hedge funds, commodity pools, open-end or closed-end funds (each, an “Underlying Fund”).  The Adviser’s investment in unregistered funds and unregistered pooled investment vehicles is limited to 10% of the Fund’s total assets.

The Adviser may also invest up to 25% of the Fund’s total assets in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary will be advised by the Adviser and the Adviser may allocate all or a portion of the Subsidiary’s assets to Sub-Advisers and/or Underlying Funds.

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of investments.

Sub-Adviser Strategies

The Adviser expects that the Sub-Advisers will implement one or more of the investment strategies summarized below.  These strategies are similar to investment strategies traditionally employed by hedge funds.  Each Sub-Adviser acts independently from the others, however, multiple Sub-Advisers may be utilized to gain access to different investment approaches within each strategy.

•	Long/Short Equities – Long/Short Equities strategies generally involve a Sub-Adviser taking both long and short positions in equity securities that are deemed to be under or overvalued.

•
Long/Short Credit – Sub-Advisers implementing Long/Short Credit strategies generally take both long and short positions in credit-related instruments, such as corporate bonds, bank debt, municipal bonds, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Sub-Advisers utilizing this strategy usually invest in companies in financial difficulty, reorganizing or in bankruptcy and their portfolios often are concentrated in debt instruments.

•
Event-Driven – Event-Driven strategies include investments in securities of firms involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations that alter a company’s financial structure or operating strategy.

•
Macro – Macro strategies generally involve discretionary or systematic, directional trading in currencies, fixed income securities, commodities, credit derivatives and equities.  Sub-Advisers invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.

•
Short-Biased – Short-Biased strategies generally seek to profit from declining security prices through short positions in the equity or debt securities (or similar functioning derivatives) of companies with unfavorable prospects.

The Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund (subject to prior notice to the Fund’s shareholders, if required), and one or more of the strategies described above may not be represented in the Fund’s holdings at any given time.

Investment Techniques

The Sub-Advisers are permitted to invest in a wide range of instruments, including: long and short positions in U.S. and non-U.S. equities of any market capitalization and fixed income securities, equity related instruments, convertible bonds, options, warrants, futures, commodities, forwards, over-the-counter derivative instruments and swaps (including total return swaps and credit default swaps), securities that lack active public markets, preferred stocks, private funds, registered investment companies including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), bank loans, mortgage backed securities, collateralized loan obligation (“CLOs”) and other financial instruments.  Derivatives may be used by the Fund for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes.  The Sub-Advisers may engage in active trading with high turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

The Fund’s investments in fixed income securities may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The Fund is not intended to be a complete investment program.  The principal risks of investing in the Fund are:

•
Aggressive Investment Techniques Risk.  The Fund may invest in and use investment techniques and financial instruments that may be considered aggressive.  These techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings.

•	Allocation Risk. There can be no assurance that any allocation among investment strategies or the Sub-Advisers will produce a return consistent with the Fund’s investment objective.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
Bank Loan Risk.  The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

•
Commodities Markets Risk.  Exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities.  This difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Conflicts of Interest Risk.  The Adviser and Sub-Advisers will have potential conflicts of interests which could interfere with their management of the Fund.  For example, the Adviser and Sub-Advisers manage other investment funds and have other clients that are similar to, or overlap with, the investment objective and strategies of the Fund but may have different fee structures than those of the Fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Fund and the Adviser’s or Sub-Adviser’s other clients.  In addition, the activities in which the Adviser or Sub-Adviser and their affiliates are involved may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments.

•
Convertible Securities Risk.  The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

•
Counterparty Risk. The Fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to the Fund. In the event of a counterparty default, the Fund could experience significant losses.

•
Currency and Forward Currency Contracts Risks.  Changes in foreign currency exchange rates will affect the Fund’s share price and the value of securities held by the Fund that are not denominated in the U.S. dollar.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  The foreign currency exchange market can be highly volatile for a variety of reasons.  For example, devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.  Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

•
Derivatives Risk.  The Fund’s investment in derivative investments (“Derivatives”), including futures, options, options on futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.  Specific types of Derivatives are also subject to a number of additional risks, such as:

•
Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

•	Swap Agreement Risk. A swap agreement may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

•
Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.

•	Liquidity Risk. The Fund may not be able to sell or close out a Derivative instrument.

•	Leverage Risk. Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.

•
Distressed Securities Risk. The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default.  Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•
Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Exchange-Traded Note Risk.  The value of an exchange-traded note (“ETN”) may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by investment banks and held by a fund are unsecured debt of the issuer.

•
Fixed Income Securities Risks.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Fixed income securities are subject to credit risk, or the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Certain mortgage-backed fixed-income securities may be subject to risk of prepayment, and may decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.  It is likely there will be less governmental intervention in the near future to maintain low interest rates.  The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund’s net asset value.

•
Foreign Investments and Emerging Market Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Sub-Advisers may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

•
General Market Risk.  The risk that certain securities or other assets selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•
Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
High Portfolio Turnover Rate Risk.  The Fund may have a relatively high turnover rate compared to many mutual funds.  A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns.  Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.  This could result in a higher tax liability and may lower an investor’s after-tax return.

•
High-Yield Fixed Income Securities Risk.  The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities.

•
Leverage Risk.  It is expected that most, if not all, of the Fund’s Sub-Advisers will employ leverage to varying degrees.  Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in Derivatives also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the Derivatives.  Leverage can increase the investment returns of the Fund.  However, if an asset decreases in value, the Fund will suffer a greater loss than it would have without the use of leverage.  The Fund will maintain long positions in assets available for collateral, consisting of cash, cash equivalents and other liquid assets, to comply with applicable legal requirements.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral assets at disadvantageous prices.

•	Liquidity Risk. Certain securities, assets or markets can become illiquid at times and negatively impact the price of securities if the Fund were to sell during times of illiquidity.

•
Management Risk.  The Adviser or Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments, including any investment models and quantitative analysis, may prove to be incorrect and that the investment strategies employed by the Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.  Sub-Advisers may have little experience managing registered investment companies which, unlike the private investment funds these Sub-Advisers have managed, are subject to daily inflows and outflows of cash and are subject to certain legal and tax-related restrictions.

•
Multi-Style Management Risk.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions or take opposite positions in securities of the same issuer or engage in Derivatives transactions that may offset each other.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.  To a significant extent, the Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets among the various investment strategies and Sub-Advisers.

•
Over-the-Counter (“OTC”) Transactions Risk.  When the Fund enters into an OTC transaction, it relies on the counterparty to make or take delivery of the underlying investment.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.  In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC position at any time prior to its expiration.

•
Registered Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other registered investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Risk of Increase in Expenses.  Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons.  For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease.  Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Risk of Non-Diversification. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its net asset value (“NAV”) and total returns may fluctuate or fall more than a diversified mutual fund.

•
Short Sales Risk.  The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale.  Therefore, the risk of loss may be theoretically unlimited.

•
Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Sub-Adviser and Strategy Concentration Risk.  Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

•
Subsidiary Investment Risk.   By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s underlying investments.  Since the Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment in the Subsidiary will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the U.S. and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could negatively impact the Fund and its shareholders. Your cost of investing in the Fund will be higher because you will indirectly bear the expenses of the Subsidiary.

•
Tax Risk.  There is the risk that the Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to commodity markets, which otherwise may not be possible in a mutual fund structure due to the source of income limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies (“RICs”) such as the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from the Subsidiary’s investments will be distributed to the Fund as ordinary income, which is taxable to shareholders at higher federal income tax rates than long-term capital gains (which, in the absence of the Subsidiary, could otherwise be generated by the Fund).

•
Underlying Fund Risk.  The Fund’s investments in Underlying Funds subject the Fund indirectly to the risks of the Underlying Funds.  Investments in the securities of other funds involve duplication of advisory fees and certain other expenses.  The Underlying Funds may not be registered investment companies and, thus, are not subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.  Certain Underlying Funds may be less liquid and thus subject the Fund directly to “Liquidity Risk” described above.  Even if an investment in an Underlying Fund is deemed liquid at the time of investment, the Underlying Fund may, in the future, alter the nature of its investments and cease to be a liquid investment fund, subjecting the Fund directly to “Liquidity Risk.”

•
Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

•
Warrants Risk.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.AuroraHorizons.com or by calling the Fund toll-free at 1-800-443-2862.

Class Y Shares(1) Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Class Y shares of the Fund. The performance of Class A and Class C shares will differ due to differences in expenses.

The Fund’s calendar year-to-date return as of March 31, 2015 was 1.17%.  During the period shown in the bar chart, the best performance for a quarter was 1.81% (for the quarter ended June 30, 2014).  The worst performance was -2.71% (for the quarter ended September 30, 2014).

Average Annual Total Returns (for the Periods Ended December 31, 2014)
Average Annual Returns - Aurora Horizons Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aurora Horizons Fund - Class Y	Class Y Return Before Taxes	(0.99%)	2.06%	Mar. 27, 2013
Aurora Horizons Fund - Class A	Class A Return Before Taxes	(7.01%)	(1.55%)	Mar. 27, 2013
Aurora Horizons Fund - Class C	Class C Return Before Taxes	(2.98%)	1.02%	Mar. 27, 2013
After Taxes on Distributions | Aurora Horizons Fund - Class Y	Class Y Return After Taxes on Distributions	(1.40%)	1.82%
After Taxes on Distributions and Sales | Aurora Horizons Fund - Class Y	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(0.40%)	1.51%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index	13.69%	19.35%	Mar. 27, 2013
HFRI Fund of Funds Composite Index	HFRI Fund of Funds Composite Index	3.19%	5.04%	Mar. 27, 2013
HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index	(0.58%)	1.64%	Mar. 27, 2013

After-tax returns are shown for Class Y shares only and will vary for Class A shares and Class C shares.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

The HFRX Global Hedge Fund Index will replace the HFRI Fund of Funds Composite Index as the Fund’s primary benchmark, as it is a more appropriate comparison to the Fund.  The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.